Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets
Non-current assets (note 11)	$ 11,963	$ 10,662
Pension benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of year	834,913	564,970
Projected benefit obligation assumed from business combination	0	195,231
Plan Settlements	(1,294)	0
Service cost	14,673	15,450
Interest cost	20,676	19,281
Actuarial loss (gain)	(36,597)	76,618
Contributions from retirees	0	171
Plan amendments	237	(191)
Medicare Part D	0	0
Benefits paid	(66,800)	(37,020)
Foreign exchange	(190)	403
Projected benefit obligation, end of year	765,618	834,913
Change in plan assets
Fair value of plan assets, beginning of year	629,157	407,074
Plan assets acquired in business combination	0	179,600
Actual return on plan assets	58,721	52,876
Employer contributions	29,058	26,099
Plan Settlements	(1,294)	0
Contributions from retirees	0	171
Medicare Part D subsidy receipts	0	0
Benefits paid	(66,800)	(37,020)
Foreign exchange	22	357
Fair value of plan assets, end of year	648,864	629,157
Unfunded status	(116,754)	(205,756)
Non-current assets (note 11)	84	488
Current liabilities	(1,902)	(1,989)
Non-current liabilities	(114,936)	(204,255)
Net amount recognized	(116,754)	(205,756)
OPEB
Change in projected benefit obligation
Projected benefit obligation, beginning of year	306,524	219,217
Projected benefit obligation assumed from business combination	0	44,950
Plan Settlements	0	0
Service cost	7,307	6,175
Interest cost	8,048	7,695
Actuarial loss (gain)	(18,977)	34,507
Contributions from retirees	2,040	2,037
Plan amendments	310	0
Medicare Part D	373	377
Benefits paid	(12,979)	(8,434)
Foreign exchange	0	0
Projected benefit obligation, end of year	292,646	306,524
Change in plan assets
Fair value of plan assets, beginning of year	176,616	158,873
Plan assets acquired in business combination	0	0
Actual return on plan assets	15,200	21,219
Employer contributions	11,178	2,583
Plan Settlements	0	0
Contributions from retirees	1,988	1,998
Medicare Part D subsidy receipts	372	377
Benefits paid	(12,979)	(8,434)
Foreign exchange	0	0
Fair value of plan assets, end of year	192,375	176,616
Unfunded status	(100,271)	(129,908)
Non-current assets (note 11)	11,879	10,174
Current liabilities	(699)	(2,835)
Non-current liabilities	(111,451)	(137,247)
Net amount recognized	$ (100,271)	$ (129,908)